Significant Accounting Policies (Details) - shares	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Dilutive Securities excluded from the Computation of Diluted Loss Per Share	1,432,667	1,772,733	182,667	79,393
Warrant [Member]
Dilutive Securities excluded from the Computation of Diluted Loss Per Share	1,374,667	1,731,533	124,667	38,193
Stock Option [Member]
Dilutive Securities excluded from the Computation of Diluted Loss Per Share	58,000	41,200	58,000	41,200